May 01, 2020

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED DECEMBER 1, 2020

TO THE SUMMARY PROSPECTUSES AND STATUTORY

PROSPECTUSES OF THE FUNDS LISTED

IN SCHEDULE A AND SCHEDULE B

For each Fund listed in Schedule A, the following disclosure replaces the first paragraph of the section titled “Principal investment strategies” of each Fund’s Summary Prospectus and Statutory Prospectus:

The fund is a fund of funds—it invests in other mutual funds and exchange-traded funds (“ETFs”). The portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the fund invests primarily in affiliated mutual funds.

For each Fund listed in Schedule A and Schedule B, the following disclosure replaces the first paragraph (or only paragraph) in the sections in each Fund’s Summary Prospectus and Statutory Prospectus titled “Principal Risks- Affiliated funds risk” and “More on risks of investing in the funds- Affiliated funds risk”:

Affiliated funds risk. The fund’s manager, subadviser or an affiliate serves as manager or subadviser of certain Legg Mason and Franklin Templeton affiliated underlying funds (“Affiliated Funds”). As a result, the manager and the subadviser have financial incentives to allocate the fund’s assets to Affiliated Funds that pay fees to the manager, the subadviser or an affiliate. For example, the manager and the subadviser have an incentive to select Affiliated Funds that will result in the greatest revenue to the manager and its affiliates, even if that results in increased expenses for the fund. Similarly, the manager and the subadviser have an incentive to delay or decide against the sale of interests held by the fund in Affiliated Funds. This gives rise to a conflict of interest.

For the Fund listed in Schedule B, the following disclosure replaces the first paragraph of the section titled “Principal investment strategies” of the Fund’s Summary Prospectus and Statutory Prospectus:

The fund is a fund of funds—it invests primarily in other funds. These underlying funds are mutual funds and exchange-traded funds (“ETFs”) managed by the manager or its affiliates, including other Legg Mason and Franklin Templeton investment managers, or ETFs that are based on an index and managed by unaffiliated investment advisers. When selecting investments to fulfill a desired strategic asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. QS Investors, LLC (“QS Investors”), one of the fund’s subadvisers, is responsible for implementation of the fund’s overall asset allocation and the Dynamic Risk Management strategy described below. Western Asset Management Company, LLC (“Western Asset”), the fund’s other subadviser, is responsible for the fund’s Event Risk Management strategy described below and manages the portion of the fund’s cash and short-term instruments allocated to it.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS Variable Conservative Growth	May 1, 2020
QS Variable Growth	May 1, 2020
QS Variable Moderate Growth	May 1, 2020

SCHEDULE B

Fund	Date of Summary Prospectus, Prospectus, and SAI
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	May 1, 2020